Investment Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Investments Debt And Equity Securities [Abstract]
Investment Securities
4. Investment securities
The following tables present cost or amortized cost and fair values of investments as of March 31, 2021 and December 31, 2020, respectively:

March 31, 2021	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in thousands)
Investment securities, held-to-maturity
U.S. government and government agencies and authorities	$695	$21	$(13)	$703

Investment securities, available-for-sale
U.S. government and government agencies and authorities	36,282	23	(506)	35,799

Total investment securities	$36,977	$44	$(519)	$36,502

December 31, 2020	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in thousands)
Investment securities, held-to-maturity
U.S. government and government agencies and authorities	$694	$43	$—	$737

Investment securities, available-for-sale
U.S. government and government agencies and authorities	53,953	51	(41)	53,963

Total investment securities	$54,647	$94	$(41)	$54,700

The following table presents the amortized cost and fair value of debt securities as of March 31, 2021 by contractual maturity:

March 31, 2021	Held-to-maturity		Available-for-sale
	Amortized cost	Fair value	Amortized Cost	Fair value
	(in thousands)
Due within one year	$—	$—	$1,001	$1,001
Due after one year through five years	319	327	27,222	26,990
Due after five years through ten years	265	253	8,059	7,808
Due after ten years	111	123	—	—

Total	$695	$703	$36,282	$35,799

For the three months ended March 31, 2021 and 2020, respectively, net investment income, which is included within other income in the Condensed Consolidated Statements of Operations and Comprehensive Loss, was derived from the following sources:

Three Months Ended March 31,	2021	2020
	(in thousands)
Cash and cash equivalents	$—	$89
Short-term investments	37	452
Investment securities	47	360

Investment income, net	$84	$901

Gross unrealized losses and fair values aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows at March 31, 2021:

March 31, 2021	Less than 12 months		Greater than 12 months		Total
	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
	(in thousands, except number of positions)
U.S. government and government agencies	$—	$—	$30,516	$(519)	$30,516	$(519)

Total	$—	$—	$30,516	$(519)	$30,516	$(519)

Number of positions		—		7		7
As of March 31, 2021, all securities were investment grade, with credit ratings of AA+ or higher by S&P. Unrealized losses on investment grade securities are principally related to changes in interest rates or changes in issuer or sector related credit spreads since the securities were acquired. The gross unrealized investment losses as of March 31, 2021, were deemed to be temporary, based on, among other things:

•	The duration of time and the relative magnitude to which fair values of these securities have been below their amortized cost was not indicative of an other-than-temporary impairment (“OTTI”) loss;

•	The absence of compelling evidence that would cause the Corporation to call into question the financial condition or near-term prospects of the issuer of the applicable security; and

•	The Corporation’s ability and intent to hold the applicable security for a period of time sufficient to allow for any anticipated recovery.
The Corporation may ultimately record a realized loss after having originally concluded that the decline in value was temporary. Risks and uncertainties are inherent in the methodology the Corporation uses to assess other-than-temporary declines in value. Risks and uncertainties could include, but are not limited to, incorrect assumptions about financial condition, liquidity or future prospects, inadequacy of any underlying collateral, and unfavorable changes in economic conditions or social trends, interest rates or credit ratings.
Proceeds from sales and maturities of investment securities and related gross realized gains (losses), which are included within other income in the Condensed Consolidated Statements of Operations and Comprehensive Loss, were as follows for the three months ended March 31, 2021 and 2020, respectively:

Three Months Ended March 31,	2021	2020
	(in thousands)
Proceeds from sales of investment securities	$17,267	$69,977
Proceeds from maturities of investment securities	265	32,101

Gross realized gains	16	7
Gross realized losses	(77)	—

Net realized (losses) gains	$(61)	$7

As of March 31, 2021 and December 31, 2020, the Corporation had $7.5 million and $7.5 million, respectively, in deposits with various states and regulatory bodies that are included as part of the Corporation’s investment balances.

4. Investment securities
The following tables present cost or amortized cost and fair values of investments as of December 31, 2020 and 2019, respectively:

December 31, 2020
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in thousands)
Investment securities, held-to-maturity:
U.S. government and government agencies and authorities	$694	$43	$—	$737
Investment securities, available-for-sale:
U.S. government and government agencies and authorities	53,953	51	(41)	53,963

Total investment securities	$54,647	$94	$(41)	$54,700

December 31, 2019
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in thousands)
Investment securities, held-to-maturity:
U.S. government and government agencies and authorities	$663	$22	$—	$685
Investment securities, available-for-sale:
U.S. government and government agencies and authorities	56,382	46	—	56,428

Total investment securities	$57,045	$68	$—	$57,113

The following tables present the amortized cost and fair value of debt securities as of December 31, 2020, by contractual maturity:

December 31, 2020
	Held-to-maturity		Available-for-sale
	Amortized cost	Fair value	Amortized cost	Fair value
	(in thousands)
Due within one year	$265	$266	$—	$—
Due after one year through five years	319	328	43,382	43,431
Due after five years through ten years	—	—	10,571	10,532
Due after ten years	110	143	—	—

Total	$694	$737	$53,953	$53,963

For the years ended December 31, 2020 and 2019, respectively, net investment income was derived from the following sources:

December 31,	2020	2019
	(in thousands)
Cash and cash equivalents	$108	$1,249
Short-term investments	1,722	2,904
Investment securities	1,146	386

Net investment income	$2,976	$4,539

The Corporation has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.
There was an immaterial amount of investment securities in an unrealized loss position as of December 31, 2020 and no investment securities in an unrealized loss position as of December 31, 2019.
As of December 31, 2020 and 2019, all securities were investment grade, with credit ratings of AA+ or higher by S&P. Unrealized losses on investment grade securities are principally related to changes in interest rates or changes in issuer or sector related credit spreads since the securities were acquired.
Proceeds from sales and maturities of investment securities and related gross realized gains (losses) included within net investment income were as follows for the years ended December 31, 2020 and 2019, respectively:

December 31,	2020	2019
	(in thousands)
Proceeds from sales of investment securities	$248,664	$269,205
Proceeds from maturities of investment securities	63,751	55,635

Gross realized gains	$1,117	$114
Gross realized losses	(3)	(3)

Net realized gains (losses)	$1,114	$111

As of December 31, 2020 and 2019, the Corporation had $7.5 million and $3.7 million, respectively, in deposits with various states and regulatory bodies.